Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options
The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2019	56,736,209	0.19	1.94
Exercised	(42,091,694)	0.18	1.97
Forfeited	(747,211)	0.20	2.04

Outstanding as at December 31, 2019	13,897,304	0.23	1.92

Vested and expected to vest as at December 31, 2019	13,670,469	0.23	1.92
Exercisable as at December 31, 2019	12,007,012	0.23	1.91
Non vested as at December 31, 2019	1,890,292	0.24	1.92
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91
Outstanding as at December 31, 2020	5,983,900	0.23	1.93

Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	—	—	—
Outstanding as at January 1, 2021	5,983,900	0.23	1.93
Exercised	(2,992,122)	0.24	1.92
Forfeited	—	—	—

Outstanding as at December 31, 2021	2,991,778	0.22	1.94

Vested and expected to vest as at December 31, 2021	2,991,778	0.22	1.94
Exercisable as at December 31, 2021	2,991,778	0.22	1.94
Non vested as at December 31, 2021	—	—	—

Schedule of Share Options Outstanding
Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2020	Share options December 31, 2021
March 1, 2015	February 28, 2025	US$	0.000076	278,801	192,800
March 1, 2015	February 28, 2025	US$	0.27	50,000	—
March 1, 2015	February 28, 2025	US$	0.000076	460,220	292,744
March 1, 2015	February 28, 2025	US$	0.27	417,410	179,020
March 30, 2015	March 29, 2025	US$	0.27	700,882	403,284
October 1, 2015	September 30, 2025	US$	0.27	125,100	63,760
December 31, 2015	December 30, 2025	US$	0.27	599,658	196,016
March 1, 2016	February 28, 2026	US$	0.27	107,889	50,746
March 31, 2016	March 30, 2026	US$	0.27	98,938	72,634
June 30, 2016	June 29, 2026	US$	0.000076	81,638	—
June 30, 2016	June 29, 2026	US$	0.27	3,063,364	1,540,774

Total				5,983,900	2,991,778

Weighted average remaining contractual life of options outstanding at end of period:				5.01	3.97

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair value of Share Options

	Granted in
	2019	2020	2021
Risk free interest rate	2.08%	0.71%-0.91%	1.22%-1.63%
Expected dividend yield	0%	0%	0%
Expected volatility	40%	40%-42.5%	43.5%-50%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(9,696,202)	1.78	1.95
Forfeited	(1,743,373)	2.67	2.33

Outstanding as at December 31, 2019	26,640,508	3.43	2.39

Vested and expected to vest as at December 31, 2019	25,329,481	3.44	2.38
Exercisable as at December 31, 2019	6,065,968	2.45	2.04
Non vested as at December 31, 2019	20,574,540	3.71	2.50
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01

Outstanding as at December 31, 2020	21,151,186	4.45	2.68

Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66
Outstanding as at January 1, 2021	21,151,186	4.45	2.68
Granted	8,543,982	5.54	2.81
Exercised	(4,360,740)	1.92	2.26
Forfeited	(541,488)	5.70	2.90

Outstanding as at December 31, 2021	24,792,940	5.24	2.79

Vested and expected to vest as at December 31, 2021	23,552,634	5.21	2.79
Exercisable as at December 31, 2021	9,580,612	4.00	2.64
Non vested as at December 31, 2021	15,212,328	6.03	2.88

Schedule of Share Options Outstanding
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options as at December 31,
Grant Date	Expiry date	Exercise price		2020	2021
June 16, 2017	June 15, 2027	US$	2.32	2,738,756	1,433,720
August 31, 2017	August 30, 2027	US$	0.27	2,748,802	1,271,442
December 20, 2017	December 19, 2027	US$	2.32	3,973,756	2,836,672
April 16, 2018	April 15, 2028	US$	4.04	650,000	325,000
October 17, 2018	October 16, 2028	US$	7.14	4,667,500	4,460,000
June 14, 2019	June 13, 2029	US$	7.05	1,637,002	1,621,618
June 12, 2020	June 11, 2030	US$	6.20	4,285,570	4,093,832
August 15, 2020	August 14, 2030	US$	7.56	208,790	208,790
October 15, 2020	October 14, 2030	US$	7.17	71,930	71,930
December 15, 2020	December 14, 2030	US$	9.53	169,080	169,080
May 15, 2021	May 14, 2031	US$	7.61	—	1,262,240
July 15, 2021	July 14, 2031	US$	6.37	—	148,130
July 30, 2021	July 29, 2031	US$	5.29	—	6,327,742
September 15, 2021	September 14, 2031	US$	4.24	—	254,952
December 15, 2021	December 14, 2031	US$	3.32	—	307,792

Total				21,151,186	24,792,940

Weighted average remaining contractual life of options outstanding at end of year:				7.74	7.84

Schedule of Movements in Number of RSUs and Awarded Shares
Movements in the number of RSUs for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Number of awarded shares
	Year ended December 31,
	2019	2020	2021
Outstanding as at January 1	13,724,100	26,659,516	41,011,362
Granted	19,567,514	24,156,236	19,136,384
Vested	(5,700,520)	(7,732,794)	(13,096,270)
Forfeited	(931,578)	(2,071,596)	(3,323,378)

Outstanding as at December 31	26,659,516	41,011,362	43,728,098

Expected to vest as at December 31	24,377,060	37,672,420	39,425,569